Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 2,784,041	¥ 2,883,980	¥ 3,010,145
Equity transactions with noncontrolling interests and other	1,663	751	(1,596)
Net change during the year	175,975	(15,002)	(36,855)
Balance at end of year	3,098,429	2,784,041	2,883,980
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(113,646)	(96,282)	(63,815)
Equity transactions with noncontrolling interests and other		(9)	(424)
Other comprehensive income (loss) before reclassifications	119,689	(17,355)	(31,889)
Amounts reclassified from accumulated other comprehensive income (loss)	(524)	0	(154)
Net change during the year	119,165	(17,364)	(32,467)
Balance at end of year	5,519	(113,646)	(96,282)
Gains and losses on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	100	(887)	308
Other comprehensive income (loss) before reclassifications	(3,330)	(1,199)	(1,723)
Amounts reclassified from accumulated other comprehensive income (loss)	2,336	2,186	650
Net change during the year	(994)	987	(1,073)
Balance at end of year	(894)	100	(887)
Gains and losses on derivative instruments | ASU 2017-12 | Cumulative effects of accounting standard update - adoption of ASU
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year		(122)
Balance at end of year			(122)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(211,243)	(211,273)	(205,564)
Other comprehensive income (loss) before reclassifications	49,759	(7,530)	(12,763)
Amounts reclassified from accumulated other comprehensive income (loss)	5,065	7,560	7,054
Net change during the year	54,824	30	(5,709)
Balance at end of year	(156,419)	(211,243)	(211,273)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(324,789)	(308,442)	(269,071)
Equity transactions with noncontrolling interests and other		(9)	(424)
Other comprehensive income (loss) before reclassifications	166,118	(26,084)	(46,375)
Amounts reclassified from accumulated other comprehensive income (loss)	6,877	9,746	7,550
Net change during the year	172,995	(16,347)	(39,249)
Balance at end of year	¥ (151,794)	(324,789)	(308,442)
AOCI Attributable to Parent | ASU 2017-12 | Cumulative effects of accounting standard update - adoption of ASU
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year		¥ (122)
Balance at end of year			¥ (122)